Operations (Details Text) - BRL (R$) shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jan. 09, 2017	Dec. 31, 2016
Operations (Details Text)
Acquisition			R$ 610,000
Number of shares issued		1,269,290
Book value of the assets and liabilities of the acquired			488,388
Total investment		R$ 101,258	R$ 675,000		R$ 92,313
Sale of subsidiaries				R$ 550,000
Current liabilities		R$ 18,564,423			R$ 22,942,911
Odebrecht and subsidiaries
Operations (Details Text)
Percentage of voting interest in subsidiary		50.11%
Percentage of ownership interest		38.32%
Cetrel
Operations (Details Text)
Percentage of voting interest in subsidiary	[1]	63.66%
subsidiary customer acquisition		70.00%
Braskem Idesa
Operations (Details Text)
Current liabilities		R$ 8,907,733
Increase (decrease) in working capital		1,145,404
Net working capital		R$ 7,762,329

[1]	Acquired on October 2, 2017.